Note E - Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	6 Months Ended
Jun. 30, 2012
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	01/01/2011 to 12/31/2011	01/01/2010 to 12/31/2010

Statutory rate applied to loss before income taxes	0	0

Increase (decrease) in income taxes resulting from State income taxes	0	0
Increase (decrease) in income taxes resulting from Other, including reserve for deferred tax asset	0	0

Income tax expense{total}	0	0